SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 002-96924

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2007
Date of reporting period: November 30, 2006

Amana Mutual Funds Trust

Semi-Annual Report November 30, 2006

1300 North State Street
Bellingham, WA 98225
www.amanafunds.com
888 / 73-AMANA

Fellow Shareowners:

The Amana Funds continue to provide good results. For the six-month fiscal period ended November 30, 2006, Amana Income Fund’s total return was +10.84%, slightly ahead of Amana Growth Fund’s total return of +9.49%. It was a strong period for stock markets, and the S&P 500 Index returned 11.33% and the Dow Jones Islamic Market US Index returned 10.28% [dividends omitted] for the same period.

Helped by thousands of new investors plus market appreciation, total Trust assets grew dramatically: 52% to $441 million at November 30. Please find details of each Fund’s operations for the first half of its fiscal year and the November 30, 2006 investment portfolios inside.

For the calendar year 2006, Amana Income Fund’s total return was +21.20%, also ahead of Amana Growth Fund’s total return of +15.41% (see table below and following page). When evaluating mutual funds, we recommend investors consider longer periods than one year, and give most weight to the results over the last ten years. For the Income Fund and Growth Fund, the average return for the ten years ending December 31, 2006 was 9.70% and 13.13%, respectively.

The higher assets allowed the Funds to increase their investments in our best performing companies as well as pursue greater portfolio diversification. Both Funds favor companies with strong financial histories and robust outlooks for the future. This year, companies in our favored Energy, Mining, Steel, Technology, and Health industries all did well.

The Funds also diversify globally with approximately 23% of each portfolio invested in non-USA equities. The international exposure benefited both Funds during the year as the US dollar broadly fell.

While consistently outperforming benchmark indices brings with it a sense of pride and accomplishment, Fund management’s primary focus remains long-term, value investing. The Amana Funds benefited this year by adhering to this approach. However, shareowners are cautioned that these exceptional results may not continue in the future. The Funds discourage speculation with a 30-day early redemption penalty. It is crucial for investors to understand that long-term growth comes with risk and volatility.

Saturna Capital is opening branch offices in the Washington DC area and New York City to better serve our investors. Our representatives increasingly appear at Islamic gatherings to educate on investing and Islamic finance. Please visit www.amanafunds.com for the presentations schedule plus other useful information, or call 1-888/73-AMANA.

Respectfully,

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future performance. Mutual Fund performance changes over time and currently may be significantly higher or lower than that stated. Total returns are historical and include change in share value and reinvestment of dividends and capital gains, if any and do not include the potential deduction of a 2% redemption fee on shares held less than 30 days. Share price, yield and return will vary and you may have a gain or loss when you sell your shares. Please consider an investment’s objectives, risks, charges and expenses carefully before investing. To obtain a free prospectus that contains this and other important information on the Amana Funds, as well as performance data current to the most recent month-end, please visit www.amanafunds.com or call toll free 1-800-73AMANA.

(graphic omitted) Nicholas Kaiser, President & Portfolio Manager (graphic omitted) Talat Othman, Independent Board Chairman

Additional Performance Information:

Average Annnual Returns (before any taxes paid by shareowners, as of 12/31/2006)
	1 year	3 years	5 years	10 years
Amana Income Fund	21.20%	17.96%	12.17%	9.70%
Amana Growth Fund	15.41%	19.51%	11.34%	13.13%

2	Semi-Annual Report November 30, 2006

Performance Review:

The Amana Funds performed well for the semi-annual period ended November 30, 2006. While we caution investors that the outstanding performance may not continue, we are pleased to report some of the recognition our performance history has generated.

As of November 30, 2006, the U.S. mutual fund rating service, Morningstar, honored Amana by awarding both Funds their highest rating: ***** Overall. The strong performance history of both Funds is also illustrated in their high "% Rank in category" standings. Here are the details 1:

As of November 30, 2006	Overall	1 year	3 years	5 years	10 years
Amana Income Fund - "Large Value" Category
Morningstar Rating™	*****		*****	*****	****
% Rank in category		2	1	4	31
Funds in category	1,085	1,352	1,085	811	394
Amana Growth Fund - "Large Growth" Category
Morningstar Rating™	*****		*****	*****	*****
% Rank in category		4	1	1	2
Funds in category	1,400	1,697	1,400	1,100	425

Amana also garnered high marks with Lipper Inc. (A Reuters Company). We are especially pleased to note that both Amana funds outperformed every other mutual fund in their respective categories for the past three years 2:

As of November 30, 2006	1 year	3 years	5 years	10 years
Amana Income Fund - "Equity Income" Category
Quintile Rank	1st	1st	1st	2nd
Absolute Rank / Funds in category	11/236	1/175	14/122	30/80
Amana Growth Fund - "Multi-Cap Growth" Category
Quintile Rank	1st	1st	1st	1st
Absolute Rank / Funds in category	37/502	1/416	16/330	12/119

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future performance. Mutual Fund performance changes over time and currently may be significantly lower than that stated. Total returns are historical and include change in share value and reinvestment of dividends and capital gains, if any. Share price, yield and return will vary and you may have a gain or loss when you sell your shares. Please consider an investment's objectives, risks, charges and expenses carefully before investing. To obtain a free prospectus that contains this and other important information on the Amana Funds, as well as performance data current to the most recent month-end, please visit www.amanafunds.com or call toll free 1-800-73AMANA.

1 Source: Morningstar 11/30/2006. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics.

Morningstar calculates total return by taking the change in a fund’s NAV, assuming the reinvestment of all income and capital gains distributions (on the actual reinvestment date used by the fund) during the period, and then dividing by the initial NAV. Unless marked as load-adjusted total returns, Morningstar does not adjust total return for sales charges or for redemption fees. (Morningstar Return, Morningstar Risk-Adjusted Ratings, and the load-adjusted returns do incorporate those fees.) Total returns do account for management, administrative, and 12b-1 fees and other costs automatically deducted from fund assets.

% Rank in Category: This is the fund’s total-return percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.

2 Source: Lipper Inc., A Reuters Company, 11/30/2006. Lipper Inc. Is a nationally recognized organization that ranks performance of mutual funds within a universe of funds that have similar investment objectives. Rankings are based on past performance with capital gains and dividends reinvested.

(graphic omitted)

Semi-Annual Report November 30, 2006	3

(graphic omitted)

Income Fund

Investments

Issue	Number of Shares	Cost	Market Value	Percentage of Assets
Common Stocks (94.2%)

Aerospace
United Technologies	27,000	$1,660,588	$1,742,310	1.6
Parker-Hannifin	25,000	1,828,895	2,087,000	1.8
	Subtotal	3,489,483	3,829,310	3.4

Automotive
Genuine Parts	33,000	1,353,634	1,547,370	1.4

Building
Hanson plc ADS	30,000	1,294,042	2,164,800	1.9
Plum Creek Timber	50,000	1,595,865	1,863,000	1.7
Weyerhauser	20,000	1,303,161	1,293,600	1.2
	Subtotal	4,193,068	5,321,400	4.8

Chemicals
Air Products and Chemicals	15,000	1,057,942	1,037,100	0.9
BASF AG ADS	21,000	1,564,582	1,944,810	1.7
RPM	65,000	919,500	1,311,050	1.2
	Subtotal	3,542,024	4,292,960	3.8

Computer Hardware
Microchip Technology	30,000	1,003,860	1,022,700	0.9
Taiwan Semiconductor ADS	120,000	1,082,844	1,290,000	1.2
	Subtotal	2,086,704	2,312,700	2.1

Computer Software
Microsoft	50,000	1,447,000	1,468,000	1.3

Cosmetics & Toiletries
Procter & Gamble	30,000	1,680,353	1,883,700	1.7

Diversified Operations
Honeywell International	31,000	1,228,806	1,332,380	1.2
3M	25,000	1,881,600	2,036,500	1.8
	Subtotal	3,110,406	3,368,880	3.0

Energy
BP plc ADS	27,000	1,171,090	1,838,160	1.6
ConocoPhillips	21,000	1,046,915	1,413,300	1.3
EnCana	50,000	1,534,786	2,610,500	2.3
Exxon Mobil	30,000	766,681	2,304,300	2.1
	Subtotal	4,519,472	8,166,260	7.3

Food
Kellogg	26,000	1,167,411	1,294,280	1.2
Unilever PLC ADS	50,000	1,177,262	1,346,500	1.2
	Subtotal	2,344,673	2,640,780	2.4

Machinery
Manitowoc	40,000	318,034	2,409,600	2.2

Medical
Abbott Laboratories	41,000	1,778,357	1,913,060	1.7
Continued on next page

4	Semi-Annual Report November 30, 2006	The accompanying notes are an integral part of these financial statements.

Investments

Issue	Number of Shares	Cost	Market Value	Percentage of Assets
Common Stocks (94.2%)

Medical (continued)
Bristol-Meyers Squibb	50,000	$967,922	$1,241,500	1.1
GlaxoSmithKline plc ADR	30,000	1,584,330	1,593,900	1.4
Lilly (Eli)	26,000	1,533,236	1,393,340	1.3
Pfizer	52,000	1,225,580	1,429,480	1.3
Wyeth	30,000	871,441	1,448,400	1.3
	Subtotal	7,960,866	9,019,680	8.1

Metal Products
Worthington Industries	25,000	439,740	462,500	0.4

Mining
BHP Billiton Ltd ADS	50,000	1,534,446	2,071,500	1.9
Phelps Dodge	20,000	1,225,446	2,460,000	2.2
Rio Tinto plc ADS	9,000	521,085	1,931,310	1.7
	Subtotal	3,280,977	6,462,810	5.8

Office Material
Avery Dennison	15,000	976,057	1,012,050	0.9

Paper & Paper Products
Kimberly-Clark	15,000	991,025	997,050	0.9
Louisiana-Pacific	45,000	1,259,480	949,500	0.8
	Subtotal	2,250,505	1,946,550	1.7

Publishing
McGraw-Hill	35,000	1,475,088	2,332,750	2.1
Pearson plc ADS	70,000	960,714	1,034,600	0.9
	Subtotal	2,435,802	3,367,350	3.0

Real Estate
Duke Realty	50,000	1,492,325	2,176,000	2.0
Public Storage International	21,000	910,123	2,021,880	1.8
	Subtotal	2,402,448	4,197,880	3.8

Soap & Cleaning Preparants
Colgate-Palmolive	15,000	973,688	975,750	0.9

Steel
Nucor	32,000	1,030,747	1,915,200	1.7
United States Steel	30,000	791,343	2,243,700	2.0
Tenaris	30,000	1,080,366	1,410,300	1.3
	Subtotal	2,902,456	5,569,200	5.0

Telecommunications
AT&T	55,000	1,460,450	1,865,050	1.7
BCE	55,000	1,114,533	1,352,450	1.2
Bell Aliant Regional Communications 1	2,175	64,384	47,807	*0.0
Chunghwa Telecom ADR	25,000	459,165	475,000	0.5
Telecom Corp New Zealand ADS	15,000	520,190	372,300	0.3
Telefonica SA ADS	35,000	636,788	2,133,950	1.9
Telus	42,000	1,353,989	2,017,680	1.8
Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2006	5

(graphic omitted)

Income Fund

Investments

Issue	Number of Shares	Cost	Market Value	Percentage of Assets
Common Stocks (94.2%)

Telecommunications(continued)
Vodafone	40,000	$1,055,880	$1,054,400	1.0
	Subtotal	6,665,379	9,318,637	8.4

Tools
Regal-Beloit	40,000	1,282,200	2,045,200	1.8

Transportation
Burlington Northern Santa Fe	29,000	1,198,852	2,179,640	2.0
Canadian National Railway	38,000	1,640,167	1,788,660	1.6
Canadian Pacific Railway Ltd	28,000	609,276	1,560,160	1.4
Hunt Transport Svcs (JB)	50,000	1,123,740	1,093,495	1.0
United Parcel Service-CL B	19,000	1,380,098	1,480,480	1.3
	Subtotal	5,952,133	8,102,435	7.3

Utilities-Gas & Electric
Avista	60,000	1,224,530	1,615,800	1.4
Duke Energy	70,000	1,981,490	2,220,400	2.0
FPL Group	50,000	1,550,356	2,665,000	2.4
IDACORP	55,000	1,761,902	2,199,450	2.0
National Fuel Gas	55,000	1,740,542	2,084,500	1.9
NiSource	40,000	831,812	986,400	0.9
Piedmont Natural Gas	60,000	1,117,404	1,672,200	1.5
Sempra Energy	31,000	914,726	1,689,500	1.5
	Subtotal	11,122,762	15,133,250	13.6

Islamic Debt (0.1%)
Halal Putable CD
University Bank Putable CD	100,000	100,000	100,000	0.1

Total Investments		$76,829,864	$104,954,252	94.2
Other Assets (net of liabilities)			6,486,598	5.8
Total Net Assets			$111,440,850	100.0

ADS = American Depositary Share	ADR = American Depositary Receipt		*Amount is less 0.1%
1 Restricted, non-income producing security. At the end of the period, the value of restricted securities was $47,807 or less than 0.1% of net assets. Additional information on each holding is as follows:
Security:	Acquisition Date:	Acquisition Cost:	Sold Date:
Bell Aliant Regional Communications	7/11/06	$64,384	1/9/07

Top Ten Holdings	% of Fund Assets
FPL Group	2.4
EnCana	2.3
Phelps Dodge	2.2
Manitowoc	2.2
McGraw-Hill	2.1
Exxon Mobil	2.1
United States Steel	2.0
Duke Energy	2.0
IDACORP	2.0
Burlington Northern Santa Fe	2.0

6	Semi-Annual Report November 30, 2006	The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data per share of outstanding capital stock throughout each period:	Six months ended	For year ended May 31,
	Nov. 30, 2006	2006	2005	2004	2003	2002
Net asset value at beginning of period	$25.46	$21.42	$17.50	$15.07	$16.63	$18.62
Income from investment operations
Net investment income	0.13*	0.32*	0.23*	0.28	0.19	0.15
Net gains or losses on securities (both realized and unrealized)	2.63	4.18	3.93	2.43	(1.55)	(1.99)
Total from investment operations	2.76	4.50	4.16	2.71	(1.36)	(1.84)
Less distributions
Dividends (from net investment income)	-	(0.29)	(0.24)	(0.28)	(0.20)	(0.15)
Dividends (from capital gains)	-	(0.17)	-	-	-	-
Total distributions	0.00	(0.46)	(0.24)	(0.28)	(0.20)	(0.15)
Paid-in capital from early redemption penalties	**0.00	**0.00	**0.00	-	-	-

Net asset value at end of period	$28.22	$25.46	$21.42	$17.50	$15.07	$16.63
Total Return	10.84%	21.17%	23.76%	17.99%	(8.15)%	(9.88)%

Ratios / Supplemental Data
Net assets ($000), end of period	$111,411	$74,606	$40,842	$24,761	$19,410	$20,878
Ratio of expenses to average net assets
Before custodian fee waiver
	0.70%	1.50%	1.61%	1.72%	1.89%	1.71%
After custodian fee waiver
	0.70%	1.49%	1.60%	1.71%	1.87%	1.70%
Ratio of net investment income to average net assets	0.49%	1.34%	1.26%	1.71%	1.36%	0.89%

Portfolio turnover rate	6%	10%	9%	3%	5%	8%
*Calculated using average shares outstanding **Amount is less than $0.01

Statement of Assets and Liabilities

As of November 30, 2006
Assets
Common stocks (cost $76,829,864)	$104,954,252
Cash	5,979,734
Receivable for Fund shares sold	354,223
Dividends/Income receivable	285,657
Insurance reserve premium	2,529
Total Assets		$111,576,395

Liabilities
Payable to affiliates	86,353
Accrued expenses	34,242
Payable for Fund shares redeemed	14,950
Total liabilities		135,545

Net Assets		$111,440,850
Fund Shares Outstanding		3,948,480

Analysis of Net Assets
Paid in Capital (unlimited shares authorized, without par value)	81,533,325
Accumulated net realized gain	1,783,138
Unrealized net appreciation on investments	28,124,387
Net Assets applicable to Fund shares outstanding		$111,440,850

Net Asset Value, Offering and Redemption price per share		$28.22

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2006	7

Income Fund

Statement of Changes in Net Assets
	Six months ended November 30, 2006	Year ended May 31, 2006
Increase in Net Assets
From Operations
Net investment income	$448,586	$719,982
Net realized gain (loss) on investments	(49,636)	2,526,632
Net increase in unrealized appreciation	9,894,174	6,436,764
Net increase in net assets	10,293,124	9,683,378

Dividends to Shareowners From
Net investment income	-	(722,661)
Capital gains distribution	-	(391,176)
	0	(1,113,837)

Fund Share Transactions
Proceeds from sales of shares	46,157,291	36,625,192
Value of shares issued in reinvestment of dividends	-	1,094,917
	46,157,291	37,720,109
Early redemption penalties retained	8,802	2,958
Cost of shares redeemed	(19,624,637)	(12,528,535)
Net increase in net assets from share transactions	26,541,456	25,194,532
Total increase in net assets	36,834,580	33,764,073

Net Assets
Beginning of period	74,606,270	40,842,197
End of period	111,440,850	74,606,270

Shares of the Fund Sold and Redeemed
Number of shares sold	1,772,076	1,501,489
Number of shares issued in reinvestment of dividends	-	45,697
	1,772,076	1,547,186
Number of shares redeemed	(753,882)	(524,008)
Net increase in number of shares outstanding	1,018,194	1,023,178
Statement of Operations	Six months ended November 30, 2006
Investment Income
Dividends/Income (net of foreign taxes of $10,883)	$1,080,318
Miscellaneous income	621
Gross investment income		$1,080,939

Expenses
Invesment adviser and administration fees	432,098
Distribution fees	113,711
Shareowner servicing	43,965
Filing and registration	15,721
Professional fees	10,398
Other expenses	9,239
Printing and postage	5,879
Chief Compliance Officer expenses	5,495
Custodian fees	342
Total gross expenses	636,848
Less custodian fees waived	(4,495)
Net expenses		632,353
Net investment income		448,586

Net realized loss on investments
Proceeds from sales	5,009,330
Less cost of securities sold (based on identified cost)	5,058,966
Realized loss on investments		(49,636)

Unrealized gain on investments
End of period	28,124,387
Beginning of period	18,230,213
Increase in unrealized gain for the period		9,894,174
Net realized and unrealized gain on investments		9,844,538

Net increase in net assets resulting from operations		$10,293,124

8	Semi-Annual Report November 30, 2006	The accompanying notes are an integral part of these financial statements.

Growth Fund

Investments

Issue	Number of Shares	Cost	Market Value	Percentage of Assets
Common Stocks (96%)

Automotive
Genuine Parts	80,000	$3,576,361	$3,751,200	1.1
Toyota Motor ADS	40,000	3,692,547	4,802,000	1.4
	Subtotal	7,268,908	8,553,200	2.5

Building
Building Materials Holding	80,000	1,864,457	1,971,200	0.6
Fastenal	110,000	4,138,242	3,958,900	1.2
Lowe's Companies	120,000	3,537,405	3,619,200	1.1
Washington Group International	100,000	5,768,910	5,878,000	1.8
	Subtotal	15,309,014	15,427,300	4.7

Business Services
Convergys*	150,000	3,575,844	3,618,000	1.1
Gartner Group*	60,000	1,009,929	1,156,800	0.3
SumTotal Systems*	50,000	334,377	351,000	0.1
	Subtotal	4,920,150	5,125,800	1.5

Computer Hardware
Advanced Micro Devices*	225,000	4,824,658	4,853,250	1.5
Apple Computer*	110,000	3,681,152	10,082,600	3.0
Cisco Systems*	225,000	5,031,230	6,054,750	1.8
Cree Research*	130,000	2,779,213	2,573,987	0.8
Hewlett-Packard	150,000	4,840,971	5,919,000	1.8
International Business Machines	50,000	4,133,310	4,596,000	1.4
Quantum*	300,000	538,408	708,000	0.2
Taiwan Semiconductor ADS	331,747	2,931,379	3,566,280	1.1
Verigy LTD*	12,243	200,008	218,415	0.1
	Subtotal	28,960,329	38,572,282	11.7

Computer Software
Adobe Systems*	160,000	5,051,549	6,425,600	2.0
Business Objects SA ADS*	120,000	3,615,202	4,658,400	1.4
Intuit*	160,000	3,559,948	5,043,200	1.5
	Subtotal	12,226,699	16,127,200	4.9

Electronics
Agilent Technologies*	130,000	4,274,341	4,139,200	1.3
Canon ADS	100,000	3,857,103	5,263,000	1.6
EMCOR Group*	84,000	2,358,283	5,012,280	1.5
Harman International Industries	38,000	3,413,115	3,945,920	1.2
Harris	100,000	4,069,676	4,211,000	1.3
Motorola	130,000	2,864,850	2,882,100	0.9
Qualcomm	140,000	3,613,580	5,122,600	1.5
Trimble Navigation*	95,000	3,412,615	4,557,150	1.4
	Subtotal	27,863,563	35,133,250	10.7
Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2006	9

Growth Fund

Investments

Issue	Number of Shares	Cost	Market Value	Percentage of Assets
Common Stocks (96%)

Energy
BP plc ADS	90,000	$5,818,001	$6,127,200	1.9
EnCana	120,000	4,511,974	6,265,200	1.9
Noble	60,000	3,770,819	4,635,000	1.4
	Subtotal	14,100,794	17,027,400	5.2

Food Production
Caribou Coffee*	50,000	493,752	449,505	0.1
Groupe Danone ADS	60,000	1,952,481	1,959,000	0.6
Hansen Natural*	100,000	2,187,516	2,813,000	0.9
PepsiCo	100,000	5,809,057	6,197,000	1.9
Potash Corp of Saskatchewan	35,000	2,924,559	4,925,900	1.5
	Subtotal	13,367,365	16,344,405	5.0

Machinery
Crane	100,000	3,365,857	3,810,000	1.2
Manitowoc	100,000	2,919,769	6,024,000	1.8
	Subtotal	6,285,626	9,834,000	3.0

Medical
Amgen*	65,000	4,141,394	4,617,600	1.4
Barr Laboratories*	100,000	5,053,448	5,108,000	1.6
Caremark Rx	90,000	4,707,042	4,257,000	1.3
DENTSPLY International	120,000	3,279,825	3,831,600	1.2
Genentech*	60,000	4,063,694	4,905,000	1.5
Humana*	95,000	4,508,537	5,139,500	1.5
IMS Health	125,000	3,260,388	3,433,750	1.0
Johnson & Johnson	90,000	5,430,528	5,931,900	1.7
Lilly (Eli)	40,000	2,350,723	2,143,600	0.7
Novartis AG ADR	85,000	4,581,767	4,964,850	1.5
Novo-Nordisk A/S ADS	62,000	3,771,106	4,801,900	1.4
Oakley	80,000	1,258,157	1,473,600	0.5
Pharmaceutical Product Development	110,000	3,224,309	3,474,900	1.1
VCA Antech*	70,000	2,255,285	2,256,800	0.7
Wyeth	60,000	2,924,255	2,896,800	0.9
Zimmer Holdings*	70,000	5,149,907	5,107,200	1.5
	Subtotal	59,960,365	64,344,000	19.5

Mining
Anglo-American plc ADR	240,000	4,054,283	5,613,600	1.7
Rio Tinto plc ADS	21,000	3,058,833	4,506,390	1.4
	Subtotal	7,113,116	10,119,990	3.1

Paper & Publishing
McGraw-Hill	75,000	3,353,149	4,998,750	1.5
Wiley (John) & Sons, Cl A	80,000	2,705,730	3,182,400	1.0
	Subtotal	6,058,879	8,181,150	2.5
Continued on next page.

10	Semi-Annual Report November 30, 2006	The accompanying notes are an integral part of these financial statements.

Investments

Issue	Number of Shares	Cost	Market Value	Percentage of Assets
Common Stocks (94.2%)

Retail
American Eagle Outfitters	135,000	$4,420,919	$6,099,300	1.8
Bed Bath & Beyond*	85,000	3,255,154	3,296,300	1.0
Best Buy	105,000	5,446,855	5,771,850	1.8
Coach Inc.*	140,000	4,964,614	6,049,400	1.8
PETsMART	150,000	4,235,968	4,437,000	1.3
Restoration Hardware*	150,000	1,147,789	1,276,500	0.4
Staples	175,000	4,319,940	4,457,250	1.4
	Subtotal	27,791,239	31,387,600	9.5

Soap & Cleaning Preparants
Clorox	65,000	3,909,994	4,160,000	1.3

Tools
Lincoln Electric Holdings	80,000	3,831,548	4,868,000	1.5
Regal-Beloit	80,000	3,330,057	4,090,400	1.2
	Subtotal	7,161,605	8,958,400	2.7

Telecommunications
America Movil ADR	110,000	1,997,158	4,891,700	1.5
China Mobile Ltd. ADR	100,000	2,502,162	4,220,000	1.3
	Subtotal	4,499,320	9,111,700	2.8

Transportation
Canadian Pacific Railway Ltd.	60,000	3,137,130	3,343,200	1.0
LAN Airlines SA	50,000	1,170,823	2,452,500	0.8
Norfolk Southern	100,000	4,296,693	4,925,000	1.5
Supreme Industries	16,361	98,594	106,674	0.0
United Parcel Service, Cl B	60,000	4,439,754	4,675,200	1.4
	Subtotal	13,142,994	15,502,574	4.7

Utilities-Electric
Avista	80,000	1,409,675	2,154,400	0.7

Total Investments		$261,349,635	$316,064,651	96.0
Other Assets (net of liabilities)			13,150,286	4.0
Total Assets			$329,214,937	100.0

*Non-income producing security	ADS=American Depositary Share		ADR=American Depositary Receipt

Top Ten Holdings	% of Fund Assets
Apple Computer	3.0
Adobe Systems	2.0
EnCana	1.9
PepsiCo	1.9
BP plc ADS	1.9
American Eagle Outfitters	1.8
Cisco Systems	1.8
Coach Inc.	1.8
Manitowoc	1.8
Hewlett-Packard	1.8

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2006	11

Growth Fund

Financial Highlights

Selected data per share of outstanding capital stock throughout each period:	Six months ended	For year ended May 31,
	Nov. 30, 2006	2006	2005	2004	2003	2002
Net asset value at beginning of period	$18.76	$15.51	$12.34	$10.01	$11.10	$12.61
Income from investment operations
Net investment income (loss)	*(0.05)	*(0.09)	*(0.13)	(0.11)	(0.11)	(0.12)
Net gains or losses on securities (both realized and unrealized)	1.83	3.34	3.30	2.44	(0.98)	(1.39)
Total from investment operations	1.78	3.25	3.17	2.33	(1.09)	(1.51)
Paid-in capital from early redemption penalties	**0.00	**0.00	**0.00	-	-	-

Net asset value at end of period	$20.54	$18.76	$15.51	$12.34	$10.01	$11.10
Total Return	9.49%	20.95%	25.69%	23.28%	(9.82)%	(11.97)%

Ratios / Supplemental Data
Net assets ($000), end of period	$329,215	$214,809	$53,874	$32,778	$22,143	$23,965
Ratio of expenses to average net assets
Before custodian fee waiver
	0.70%	1.42%	1.66%	1.75%	1.96%	1.74%
After custodian fee waiver
	0.69%	1.41%	1.65%	1.73%	1.93%	1.73%
Ratio of net investment income to average net assets	(0.25)%	(0.51)%	(0.87)%	(1.00)%	(1.20)%	(1.09)%

Portfolio turnover rate	9%	5%	2%	13%	16%	8%
*Calculated using average shares outstanding **Amount is less than $0.01

Statement of Assets and Liabilities

As of November 30, 2006
Assets
Common stocks (cost $261,349,635)	$316,064,651
Cash	11,744,244
Receivable for Fund shares sold	1,697,174
Dividends receivable	265,203
Total Assets		$329,771,272

Liabilities
Payable to affiliates	256,282
Payable for Fund shares redeemed	240,774
Accrued expenses	59,279
Total liabilities		556,335

Net Assets		$329,214,937
Fund Shares Outstanding		16,024,875

Analysis of Net Assets
Paid in Capital (unlimited shares authorized, without par value)	273,090,805
Accumulated net realized gain	1,409,116
Unrealized net appreciation on investments	54,715,016
Net Assets applicable to Fund shares outstanding		$329,214,937

Net Asset Value, Offering and Redemption price per share		$20.54

12	Semi-Annual Report November 30, 2006	The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
	Six months ended November 30, 2006	Year ended May 31, 2006
Increase in Net Assets
From Operations
Net investment loss	$(592,297)	$(657,097)
Net realized gain on investments	2,757,446	377,224
Net increase in unrealized appreciation	19,334,334	17,863,131
Net increase in net assets	21,499,483	17,583,258

Fund Share Transactions
Proceeds from sales of shares	139,164,924	178,028,911
Early redemption penalties retained	16,176	27,848
Cost of shares redeemed	(46,274,376)	(34,705,104)
Net increase in net assets from share transactions	92,906,724	143,351,655
Total increase in net assets	114,406,207	160,934,913

Net Assets
Beginning of period	214,808,730	53,873,817
End of period	$329,214,937	$214,808,730

Shares of the Fund Sold and Redeemed
Number of shares sold	7,076,964	9,839,484
Number of shares redeemed	(2,500,154)	(1,865,262)
Net increase in number of shares outstanding	4,576,810	7,974,222
Statement of Operations	Six months ended November 30, 2006
Investment Income
Dividends/Income (net of foreign taxes of $49,237)	$1,039,885
Miscellaneous income	748
Gross investment income		$1,040,633

Expenses
Invesment adviser and administration fees	1,120,866
Distribution fees	294,963
Shareowner servicing	132,342
Professional fees	26,539
Filing and registration fees	20,277
Other expenses	18,688
Chief Compliance Officer expenses	13,302
Printing and postage	11,174
Custodian fees	991
Total gross expenses	1,639,142
Less custodian fees waived	(6,212)
Net expenses		1,632,930
Net investment loss		(592,297)

Net realized gain on investments
Proceeds from sales	22,106,518
Less cost of securities sold (based on identified cost)	19,349,072
Realized net gain		2,757,446

Unrealized gain on investments
End of period	54,715,016
Beginning of period	35,380,682
Increase in unrealized gain for the period		19,334,334
Net realized and unrealized gain on investments		22,091,780

Net increase in net assets resulting from operations		$21,499,483

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2006	13

Expenses

All mutual funds have operating expenses. As an Amana mutual fund shareowner, you incur ongoing costs, including management fees; distribution (or service) 12b-1 fees; and other fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund’s gross earnings, directly reduce the investment return of a fund. All mutual funds (unlike some other financial investments) only report their results after deduction of operating expenses.

With the Amana funds, unlike many mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends, or other distributions. You do not incur redemption fees, exchange fees, or fees related to Individual Retirement Accounts. However, to discourage speculation, you may incur a penalty for redemption of shares held less than 30 days. You may incur fees related to extra services requested by you for your account, such as a checkbook to use for redemptions or bank wires.

Examples

The examples, one for each Fund, are based on an investment of $1,000 invested for the semi-annual period ended November 30, 2006 [Thursday, June 1, 2006 to Thursday, November 30, 2006].

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under heading entitled “Expenses Paid During Year” to estimate the expenses you paid on your account during this fiscal year. The Funds also charge the following fees for extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per bank wire, $15 per overnight courier delivery.

Hypothetical Example For Comparison Purposes

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of the other funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees (there are no IRA fees with the Amana Funds), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees (note that the Amana Funds do not have any such transactional costs). Therefore, the second line of each table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

Income Fund	Beginning Account Value [Thursday, Jun. 1, 2006]	Ending Account Value [Thursday, Nov. 30, 2006]	Expenses Paid During the Period*
Actual (10.84% return after expenses)	$1,000.00	$1,108.40	$7.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.05	$7.08

* Expenses are equal to Amana Income Fund’s annualized expense ratio of 1.40% (based on the most recent semi-annual period of June 1, 2006 through November 30, 2006), multiplied by the average account value of $1,054.20 over the period, multiplied by 183/365 to reflect the semi-annual period.

Growth Fund	Beginning Account Value [Thursday, Jun. 1, 2006]	Ending Account Value [Thursday, Nov. 30, 2006]	Expenses Paid During the Period*
Actual (9.49% return after expenses)	$1,000.00	$1,094.90	$7.35
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.05	$7.08

* Expenses are equal to Amana Growth Fund’s annualized expense ratio of 1.40% (based on the most recent semi-annual period of June 1, 2006 through November 30, 2006), multiplied by the average account value of $1,047.45 over the period, multiplied by 183/365 to reflect the semi-annual period.

14	Semi-Annual Report November 30, 2006

Notes To Financial Statements

Organization

Amana Mutual Funds Trust (the “Trust”) was established under Indiana law as a Business Trust on July 26, 1984. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles. Two portfolio series have been created (the “Funds”). The Income Fund was first authorized to sell shares of beneficial interest to the public on June 23, 1986. The investment objective of the Income Fund is current income and preservation of capital. The Growth Fund began operations on February 3, 1994. The investment objective of the Growth Fund is long-term capital growth

Unaudited Information

The information in this interim report has not been subject to independent audit.

Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds.

Security valuation:

Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which quotations are not readily available are valued at fair value as determined by the board of trustees.

Federal income taxes:

As a qualified investment company under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that they distribute their taxable income. It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to shareowners.

Dividends and distributions to shareowners:

Dividends and distributions to shareowners are recorded on the ex-dividend date. Dividend payable dates are the end of May and December. Shareowners electing to reinvest dividends and distributions purchase additional shares at net asset value on the payable date.

Other:

The cost of securities is the same for accounting and Federal income tax purposes. Securities transactions are recorded on trade date. Realized gains and losses are recorded on the identified cost basis.

Cash dividends from equity securities are recorded as income on the ex-dividend date. Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Transactions with Affiliated Persons

Under a contract approved by shareowners, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services and facilities required by each Fund to conduct its business. For such services, each Fund pays an annual fee equal to .95% of its average daily net assets. For the six months ended November 30, 2006, Income Fund and Growth Fund paid advisory fee expenses of $432,098 and $1,120,866, respectively.

Saturna Capital also acts as transfer agent for the Trust, for which it was paid $43,965 and $132,342 for the Income and Growth Fund, respectively, for the six months ended November 30, 2006.

Saturna Brokerage Services (“SBS”, a subsidiary of Saturna Capital) is registered as a broker-dealer and distributes Fund shares. The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of up to 0.25% of the average net assets of the Funds. The fee is paid to SBS as reimbursement for expenses incurred for distribution related activity. For the six months ended November 30,2006 Income Fund and Growth Fund paid $113,711 and $294,963, respectively, to SBS. SBS is also the primary stockbrokerage used to effect portfolio transactions for the Trust. The adviser has undertaken to waive SBS’ brokerage commissions entirely on Trust portfolio transactions through December 31, 2007.

The independent trustees serve without compensation. The other officers are paid by Saturna Capital, and not the Trust. The trustees, officer’s families, and affiliates as a group owned 2.17% of the Income Fund’s and 0.87% of the Growth Fund’s outstanding shares on December 20, 2006. The Trust pays travel expenses for trustees attending meetings. Regulations require the Trust to designate a Chief Compliance Officer: Mr. James D. Winship was retained by the Trust and paid $18,797, plus travel expenses, for the six months ended November 30, 2006.

Dividends
Income Fund qualified dividends from net investment income were $.116 per share paid May 31, 2006 and $.078 per share paid December 31, 2006. Income Fund also paid a capital gains distribution of $.377 per share on December 31, 2006.

By policy, Growth Fund seeks to avoid paying income dividends. It paid no dividends in 2005 and 2006.

Investments

As of November 30, 2006, the components of distributable earnings on a tax basis were as follows:

Income Fund
Capital Gains	1,783,138
Unrealized appreciation	28,124,387
$29,907,525

Growth Fund
Capital Gains	1,409,116
Unrealized appreciation	54,715,016
$56,124,132

During the six months ended November 30, 2006, the Income Fund purchased $34,436,722 of securities and sold $5,009,330 of securities. The Growth Fund purchased $106,972,647 of securities and sold $22,106,518 of securities.

Custody Credits

Under an agreement with the custodian bank, custody fees are reduced by credits for cash balances. Such reduction amounted to $4,495 and $6,212 for the Income Fund and Growth Fund, respectively, for the six months ended November 30, 2006.

Semi-Annual Report November 30, 2006	15

Renewal of Investment Advisory Contract

On September 1, 2006, the Amana Trustees approved continuation of the Funds’ investment advisory and administration contracts with Saturna Capital Corporation. In doing so, the Trustees considered a number of factors and made specific determinations relevant to that approval.

In addition to information provided throughout the year, the Trustees utilized a comparison of services, performance and fees for six funds with roughly comparable objectives and sizes that the Trustees had previously selected as a relevant peer group, The Trustees found such information helpful in establishing expectations regarding Saturna’s performance and whether to continue the advisory contracts.

In their review, the Trustees noted that the Funds offer a full range of high-quality investor services, including unique services for Islamic investors. The Trustees reviewed enhancements in Saturna’s operations during the last year. An important factor in the consideration by the Trustees was Saturna’s experience, ability and continued commitment to perform internally shareowner servicing, administration, accounting, marketing and distribution to maintain quality servicing at a reasonable expense.

The Trustees also reviewed Morningstar and Lipper mutual fund ratings, and found that the performance of each of the Funds, both in absolute numbers and relative to peers, was exceptional. Lipper’s Leader Scorecard ranked Amana Growth in the top quintile (20%) of its Multi-Cap Core category on total return and tax efficiency, second quintile on consistent return, and the middle quintile on preservation. Lipper’s Scorecard ranked Amana Income in the top quintile (20%) of its Equity Income category on total return, consistent return, preservation and tax efficiency.

The Trustees also noted that the Funds’ primary objective – making investments appropriate for Islamic investors – has consistently been achieved by Saturna. They recognized that the requirements of Islamic investing affect Fund performance relative to major market indices, and that performance has been achieved despite such requirements. They understood this specialized focus – compliance with Islamic Sharia – increases Saturna’s research expenses and obligations. The Trustees expressed satisfaction with the positive publicity generated by Saturna’s efforts with Amana.

The Trustees also took into consideration Saturna’s continued avoidance of significant operational problems, its efforts to comply with increased investment company rules and regulations, and substantial investments in compliance, personnel, training and equipment to meet present, and anticipated, increased demands for service. In addition, they recognized Saturna’s efforts to improve compensation to attract and retain increasingly qualified, experienced, and specialized staff.

The Trustees reviewed the fees and expenses of the Funds. They found each Fund’s expense ratio to be comparable to those of other funds in its peer group and to be fair given the size of the Fund and the services provided and expenses incurred by the adviser. They also considered the fees charged by Saturna to other kinds of accounts and the different services provided to those accounts, as well as the ways in which Saturna’s service and work done for other accounts it manages benefits the Funds. The Trustees recognized that the Funds’positive performance record had likely contributed to their growth in asset size, which resulted in fixed costs being spread over a larger asset base. Noting the decrease in Fund expense ratios, the Trustees saw no need for advisory fee changes or breakpoints. The Trustees noted that to the extent in the future it were determined that material economies of scale had not been shared with the Funds, the Trustees would seek to have those economies of scale shared with the Funds.

The Trustees reviewed Saturna’s profitability with respect to the Funds as part of their evaluation of whether the fees under the advisory contract bear a reasonable relationship to the mix of services provided by Saturna, including the nature, extent and quality of such services. The Trustees also considered potential benefits to Saturna from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading in the Funds’ portfolios, and that Saturna continues to voluntarily waive brokerage commissions for Fund portfolio trades, resulting in lower Fund expenses. The Trustees concluded that the fees paid by the Funds to Saturna were reasonable in light of the services provided, comparative performance, expense and advisory fee information, costs of services provided and profits to be realized and benefits derived or to be derived by Saturna from its relationship with the Funds.

Availability of Proxy Voting Information

  A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 888/73-AMANA; (b) on the Funds’ website at http://www.amanafunds.com; and (c) on the SEC’s website at http://www.sec.gov.
  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 888/73-AMANA; (b) on the Funds’ website at http://www.amanafunds.com; and (c) on the SEC’s website at http://www.sec.gov.

Availability of Amana Portfolio Information

  The Amana Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.
  The Funds’ Forms N-Q are available on the SEC’s website at http:// www.sec.gov.
  The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by caling 1-800-SEC-0330.
  The Funds’ make a complete schedule of portfolio holdings after the end of each month available to investors at http://www. amanfunds.com.

This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Funds.

Custodian: National City Bank
Distributor: Saturna Brokerage Services, Inc.
Investment Adviser, Administrator, Transfer Agent:

1300 North State Street
Bellingham, WA 98225
(800) SATURNA
www.saturna.com

CONTROLS AND PROCEDURES

(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On December 29, 2006, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer) reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

(b) No change.

EXHIBITS

Exhibits included with this filing:

(a)Code of Ethics. (Not required)

(b) Certifications.
(1) Nicholas Kaiser, President, Amana Mutual Funds Trust
(2) Christopher Fankhauser, Treasurer, Amana Mutual Funds Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 3, 2008

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: April 3, 2008